Document and Entity Information	Aug. 17, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001544227
Document Type	8-K
Document Period End Date	Aug. 17, 2026
Entity Registrant Name	Tempest Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35890
Entity Tax Identification Number	45-1472564
Entity Address, Address Line One	2000 Sierra Point Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(415)
Local Phone Number	798-8589
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TPST
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Purchase Rights
Security Exchange Name	NASDAQ